AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA

                             ("Separate Accounts")

                                 Supplement to:

               Ameritas Low-Load Variable Universal Life ("LLVL")
       Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2008

                              Ameritas Advisor VUL
                Ameritas No Load Variable Annuity ("NLVA 4080")
                Ameritas No-Load Variable Annuity ("NLVA 6150")
                         Prospectuses Dated May 1, 2010


                       Supplement Dated September 3, 2010


Effective June 30, 2010, Global Thematic Partners, LLC became the Subadviser for the DWS Global Thematic VIP Portfolio. The portfolio objectives chart in your prospectus is updated for this information.


Please see the DWS Global Thematic VIP Portfolio prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
      If you do not have a current prospectus, please contact Ameritas at
                                1-800-255-9678.